Repo Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions	$ 196,918,446	$ 41,369,973	$ 51,779,583
Losses generated by the bank through reverse repurchase transactions	13,873,646	3,038,227	$ 1,786,842
Financial assets delivered as guarantee	30,446,725
Financial assets off balance sheet transaction	679,456,540	212,163,266
Repurchase agreements and cash collateral on securities lent	30,446,725
Government Securities [member]
Disclosure of repo transactions [line items]
Reverse repurchase transactions	$ 639,183,710	$ 192,852,624